STATEMENT OF CASH FLOWS - Schedule of proceeds from the issuance of shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Statement Information [Abstract]
Issuance of shares	$ 0	$ 0	$ 800,000
Issuance costs	0	0	(80,000)
DIP Junior offset	0	0	(170,962)
Total cash flow	$ 0	$ 0	$ 549,038